NOTE 25. ISSUED CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
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	December 31, 2021		December 31, 2020		December 31, 2019
	Number of shares	A$	Number of shares	A$	Number of shares	A$

Ordinary Shares fully paid	9,329,420	48,144,406	6,513,671	32,089,997	3,377,386	18,902,029

(b)       Movements in ordinary share capital

	Number of Shares	A$

January 1, 2019	3,377,386	18,902,029
Issue of shares during the year 2019	-	-
December 31, 2019	3,377,386	18,902,029
Issue of shares for cash	1,643,406	7,121,283
Issue of shares for conversion of debt	988,408	4,122,562
Issue of shares for services	4,471	23,249
Issue of shares for acquisition of shares in subsidiary companies	500,000	2,060,000
Legal expenses in respect of issuance of shares	-	(139,126)
December 31, 2020	6,513,671	32,089,997
Issue of shares for services	20,512	97,282
Issue of shares for cash	2,795,237	16,019,301
Legal expenses in respect of issuance of shares	-	(62,174)
December 31, 2021	9,329,420	48,144,406